Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 40,021	¥ 33,005	¥ 39,496
Increase		2,029	9,108	3,452
Decrease		(14,631)	(1,443)	(9,954)
Other	[1]	(1,291)	(649)	11
Balance at end of year		¥ 26,128	¥ 40,021	¥ 33,005

[1]	Other consists mainly of foreign currency translation adjustments.